Leases (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Leases
Schedule of leases costs

Three Months
Ended June 30,
2019
Lease cost
Operating lease cost	$7,080
Short-term lease cost	30
Variable lease cost	504
Total lease cost	$7,614

Six Months
Ended June 30,
2019
Lease cost
Operating lease cost	$14,302
Short-term lease cost	30
Variable lease cost	1,161
Total lease cost	$15,493

Six Months
Ended June 30,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$13,654

Weighted-average remaining lease term - operating leases	6
Weighed-average discount rate - operating leases	5.8%

Three Months
Ended September 30,
2019
Lease cost
Operating lease cost	$6,755
Short-term lease cost	57
Variable lease cost	539
Total lease cost	$7,351

Nine Months
Ended September 30,
2019
Lease cost
Operating lease cost	$21,057
Short-term lease cost	87
Variable lease cost	1,700
Total lease cost	$22,844

Nine Months
Ended September 30,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$18,491

Weighted-average remaining lease term - operating leases	6
Weighted-average discount rate - operating leases	5.8%

Schedule of future minimum lease payments for operating leases

The future aggregate minimum lease payments  as of June 30, 2019 under all non-cancelable operating leases for the years noted are as follows:

Year ending December 31,
2019 (excluding the six months ended June 30, 2019)	$13,789
2020	21,510
2021	17,788
2022	15,198
2023	13,786
Thereafter	36,054
Total operating lease payments	118,125
Less imputed interest	(20,974)
Total	$97,151

The future aggregate minimum lease payments  as of September 30, 2019 under all non-cancelable operating leases for the years noted are as follows:

Year ending December 31,
2019 (excluding the nine months ended September 30, 2019)	$6,912
2020	22,098
2021	18,041
2022	15,593
2023	14,099
2024 & Thereafter	35,824
Total operating lease payments	112,567
Less imputed interest	(18,917)
Total	$93,650

Schedule of future minimum annual rental payments for operating leases

Year ending December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555

Year ending December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555

Year ended December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555